Leases - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule Of Supplemental Cash Flow Information Related To Operating Leases [Line Items]
Non-cash transactions — operating lease assets obtained in exchange for operating lease liabilities		$ 621	$ 1,800
Southern Airways Corporation
Schedule Of Supplemental Cash Flow Information Related To Operating Leases [Line Items]
Cash paid for operating lease liabilities			5,217
Non-cash transactions — operating lease assets obtained in exchange for operating lease liabilities	$ 691	$ 0	$ 8,968